RETIREMENT BENEFITS PLANS - Change in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Beginning balance	$ 3,993
Ending balance	4,191	$ 3,993
Pension plans
Change in plan assets
Employer contributions	124	110	$ 113
Pension plans | United States
Change in plan assets
Beginning balance	2,445	2,604
Actual return on plan assets	250	84
Employer contributions	30	15	16
Gross benefits paid	(256)	(258)
Currency translation	0	0
Other	0	0
Ending balance	2,469	2,445	2,604
Pension plans | Non-United States plans
Change in plan assets
Beginning balance	1,548	1,633
Actual return on plan assets	111	(10)
Employer contributions	94	95	97
Gross benefits paid	(139)	(121)
Currency translation	105	(52)
Other	3	3
Ending balance	1,722	1,548	1,633
Other postretirement benefits expense (income)
Change in plan assets
Beginning balance	18	17
Actual return on plan assets	2	1
Employer contributions	16	18
Gross benefits paid	(27)	(29)
Currency translation	0	0
Other	11	11
Ending balance	$ 20	$ 18	$ 17